ASSETS AND LIABILITIES OF DISPOSAL GROUP (Tables)	6 Months Ended
Jun. 30, 2024
Disclosure of subsidiaries [abstract]
SCHEDULE OF ASSETS AND LIABILITIES OF DISPOSAL GROUP

As of April 28, 2023
USD’000

Right-of-use assets, net	3,678
Inventories, net	3,558
Trade receivables, net	397
Other receivables and prepayments	399
Cash and bank balances	35
Accrued liabilities and other payables	(2,640)
Amounts owed to related parties	(4,835)
Lease liabilities	(2,664)
Taxes payable	(11)

SCHEDULE OF FINANCIAL PERFORMANCE AND CASH FLOW INFORMATION

The financial performance and cash flow information of disposed group for the six months ended June 30, 2023 was as following:

Six Months Ended June 30, 2023
USD’000
Financial performance

Net sales	390

Cost of goods sold	1,091

Gross loss	(701)

Other income	825
Selling and distribution expenses	(219)
Administrative expenses	(207)
Bad debt Reversal (expense)	144
Finance costs	(42)

Loss before taxation	(200)

Gain on disposal of discontinued operations	10,659
Income tax expense	-

Net loss for the year from discontinued operations	10,459

Cash flow information

Net cash generated from operating activities from discontinued operations	2,038

Net cash used in investing activities from discontinued operations	-

Net cash used in financing activities from discontinued operations	(2,064)

Net (decrease) increase in cash and cash equivalents from discontinued operations	(26)